UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments:

Putnam VT International Growth Fund

The fund's portfolio
3/31/17 (Unaudited)

COMMON STOCKS (96.9%)(a)
			Shares	Value

Aerospace and defense (3.1%)

Airbus SE (France)			4,224	$321,425

AviChina Industry & Technology Co., Ltd. (China)			50,000	34,678

Raytheon Co.			1,200	183,000

Saab AB Class B (Sweden)			6,346	267,915

Thales SA (France)			3,084	298,272

				1,105,290
Auto components (0.7%)

Valeo SA (France)			3,753	249,951

				249,951
Automobiles (0.4%)

Yamaha Motor Co., Ltd. (Japan)			5,800	139,673

				139,673
Banks (6.7%)

Australia & New Zealand Banking Group, Ltd. (Australia)			14,581	354,471

Banco Macro SA ADR (Argentina)			2,528	219,178

Credicorp, Ltd. (Peru)			1,400	228,620

Dubai Islamic Bank PJSC (United Arab Emirates)(NON)			72,547	110,611

HDFC Bank, Ltd. (India)			16,839	374,083

ING Groep NV GDR (Netherlands)			23,359	353,108

Mitsubishi UFJ Financial Group, Inc. (Japan)			13,200	82,961

Permanent TSB Group Holdings PLC (Ireland)(NON)			33,435	86,104

Sberbank of Russia PJSC ADR (Russia)			12,011	138,607

Societe Generale SA (France)			8,723	442,486

				2,390,229
Beverages (1.0%)

Heineken NV (Netherlands)			4,206	358,059

				358,059
Biotechnology (1.6%)

China Biologic Products, Inc. (China)(NON)			1,068	106,939

Shire PLC (United Kingdom)			8,221	480,087

				587,026
Building products (1.1%)

Johnson Controls International PLC			9,631	405,658

				405,658
Capital markets (1.2%)

Amundi SA (France)			2,531	149,341

Euronext NV 144A (France)			1,810	78,984

Hamilton Lane, Inc. Class A(NON)			3,435	64,131

KKR & Co. LP			8,100	147,663

				440,119
Chemicals (2.4%)

Akzo Nobel NV (Netherlands)			4,939	409,553

Albemarle Corp.			2,417	255,332

Sociedad Quimica y Minera de Chile SA ADR (Chile)			5,391	185,289

				850,174
Commercial services and supplies (1.3%)

HomeServe PLC (United Kingdom)			13,855	98,078

Securitas AB Class B (Sweden)			24,364	380,660

				478,738
Communications equipment (1.2%)

Nokia OYJ (Finland)			80,667	433,204

				433,204
Construction and engineering (2.3%)

Concord New Energy Group, Ltd. (China)			2,920,000	148,414

Kumagai Gumi Co., Ltd. (Japan)			138,000	359,472

Kyudenko Corp. (Japan)			11,300	308,053

				815,939
Construction materials (1.2%)

LafargeHolcim, Ltd. (Switzerland)			7,057	417,086

				417,086
Consumer finance (1.1%)

Shriram Transport Finance Co., Ltd. (India)			23,476	389,730

				389,730
Containers and packaging (0.8%)

RPC Group PLC (United Kingdom)			28,965	283,608

				283,608
Diversified financial services (2.5%)

Challenger, Ltd. (Australia)			65,532	628,334

ORIX Corp. (Japan)			17,800	263,411

				891,745
Diversified telecommunication services (1.7%)

Com Hem Holding AB (Sweden)(S)			20,526	235,253

SFR Group SA (France)(NON)			11,546	363,236

				598,489
Electronic equipment, instruments, and components (0.7%)

AAC Technologies Holdings, Inc. (China)			10,000	117,030

Murata Manufacturing Co., Ltd. (Japan)			1,000	142,235

				259,265
Equity real estate investment trusts (REITs) (0.9%)

Hibernia REIT PLC (Ireland)			230,886	306,655

				306,655
Food and staples retail (2.4%)

AIN Holdings, Inc. (Japan)			2,200	148,406

Koninklijke Ahold Delhaize NV (Netherlands)			19,300	413,020

X5 Retail Group NV GDR (Russia)(NON)			8,505	286,193

				847,619
Food products (4.6%)

Associated British Foods PLC (United Kingdom)			13,188	430,596

Greencore Group PLC (Ireland)			68,192	210,006

Kerry Group PLC Class A (Ireland)			5,899	463,798

Nomad Foods, Ltd. (United Kingdom)(NON)			16,485	188,753

Orkla ASA (Norway)			40,395	361,787

				1,654,940
Health-care equipment and supplies (2.3%)

Hoya Corp. (Japan)			7,900	380,063

Nipro Corp. (Japan)			10,000	141,022

Sartorius AG (Preference) (Germany)			3,588	314,826

				835,911
Health-care providers and services (0.6%)

Fresenius SE & Co. KGaA (Germany)			2,468	198,333

				198,333
Health-care technology (1.2%)

CompuGroup Medical SE (Germany)			9,279	412,979

				412,979
Hotels, restaurants, and leisure (4.0%)

Compass Group PLC (United Kingdom)			34,392	648,932

Cox & Kings, Ltd. (India)			80,349	286,081

Dalata Hotel Group PLC (Ireland)(NON)			99,965	476,693

				1,411,706
Household durables (2.0%)

Basso Industry Corp. (Taiwan)			88,000	267,401

Sony Corp. (Japan)			13,500	456,669

				724,070
Industrial conglomerates (1.6%)

Siemens AG (Germany)			4,155	569,140

				569,140
Insurance (3.2%)

Admiral Group PLC (United Kingdom)			8,852	220,594

AIA Group, Ltd. (Hong Kong)			67,200	423,702

Prudential PLC (United Kingdom)			23,149	488,997

				1,133,293
Internet and direct marketing retail (1.5%)

Amazon.com, Inc.(NON)			219	194,152

B2W Cia Digital (Rights) (Brazil)(NON)			13,009	6,233

B2W Cia Digital (Brazil)(NON)			40,500	159,770

Delivery Hero Holding GmbH (acquired 6/12/15, cost $177,146) (Private) (Germany)(F)(RES)(NON)			23	151,130

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			2	2

Global Fashion Holding SA (acquired 8/2/13, cost $65,824) (Private) (Brazil)(F)(RES)(NON)			1,554	13,599

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

				524,888
Internet software and services (6.1%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			4,180	450,729

Alphabet, Inc. Class C(NON)			192	159,276

Criteo SA ADR (France)(NON)			4,900	244,951

Facebook, Inc. Class A(NON)			1,479	210,092

Instructure, Inc.(NON)(S)			4,664	109,138

SMS Co., Ltd. (Japan)			15,600	395,570

Tencent Holdings, Ltd. (China)			17,700	507,439

United Internet AG (Germany)			2,502	110,716

				2,187,911
IT Services (1.1%)

InterXion Holding NV (Netherlands)(NON)			5,900	233,404

Sopra Steria Group (France)			1,006	143,433

				376,837
Life sciences tools and services (1.1%)

Clinigen Group PLC (United Kingdom)			37,918	377,684

				377,684
Machinery (2.4%)

Komatsu, Ltd. (Japan)			10,400	271,046

NSK, Ltd. (Japan)			23,200	331,756

SMC Corp./Japan (Japan)			500	147,849

Sodick Co., Ltd. (Japan)			9,900	97,817

				848,468
Media (2.8%)

Nippon Television Holdings, Inc. (Japan)			17,700	304,778

WPP PLC (United Kingdom)			22,850	501,576

Zee Entertainment Enterprises, Ltd. (India)			23,946	197,494

				1,003,848
Metals and mining (1.7%)

ArcelorMittal SA (France)(NON)			38,373	322,824

Nucor Corp.			2,033	121,411

Rio Tinto, Ltd. (Australia)			3,896	179,962

				624,197
Multi-utilities (0.7%)

Veolia Environnement SA (France)			13,586	254,507

				254,507
Multiline retail (0.2%)

Matahari Department Store Tbk PT (Indonesia)			75,100	74,252

				74,252
Oil, gas, and consumable fuels (3.4%)

Cenovus Energy, Inc. (Canada)			17,968	203,038

Cenovus Energy, Inc. (Canada)			2,729	30,884

Cheniere Energy, Inc.(NON)			4,700	222,169

EnCana Corp. (Canada)			21,100	247,199

EOG Resources, Inc.			2,100	204,855

Royal Dutch Shell PLC Class A (United Kingdom)			11,509	302,235

				1,210,380
Personal products (1.5%)

Shiseido Co., Ltd. (Japan)			7,800	205,282

Unilever NV ADR (Netherlands)			6,744	335,048

				540,330
Pharmaceuticals (3.4%)

Allergan PLC			849	202,843

Jazz Pharmaceuticals PLC(NON)			1,119	162,400

Novartis AG (Switzerland)			9,426	699,669

Shionogi & Co., Ltd. (Japan)			3,100	160,054

				1,224,966
Professional services (1.3%)

RELX NV (United Kingdom)			25,214	466,954

				466,954
Real estate management and development (2.1%)

Foxtons Group PLC (United Kingdom)			93,606	112,881

Kennedy-Wilson Holdings, Inc.			11,375	252,525

Mitsui Fudosan Co., Ltd. (Japan)			5,000	106,620

Relo Group, Inc. (Japan)			16,000	265,301

				737,327
Road and rail (0.4%)

Norfolk Southern Corp.			1,286	143,993

				143,993
Semiconductors and semiconductor equipment (5.4%)

AIXTRON SE (Germany)(NON)			38,356	142,518

Infineon Technologies AG (Germany)			14,487	295,881

Qorvo, Inc.(NON)(S)			1,361	93,310

Rohm Co., Ltd. (Japan)			5,500	365,580

SCREEN Holdings Co., Ltd. (Japan)			3,600	264,834

SK Hynix, Inc. (South Korea)			6,720	303,461

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			74,000	460,938

				1,926,522
Software (1.7%)

Nintendo Co., Ltd. (Japan)			1,200	278,469

RIB Software AG (Germany)(S)			13,809	182,670

Ubisoft Entertainment SA (France)(NON)			3,555	151,870

				613,009
Textiles, apparel, and luxury goods (1.5%)

Adidas AG (Germany)			2,125	404,197

CCC SA (Poland)			1,963	117,809

				522,006
Thrifts and mortgage finance (0.3%)

Can Fin Homes, Ltd. (India)			3,521	115,032

				115,032
Tobacco (2.1%)

British American Tobacco PLC (United Kingdom)			8,255	548,163

Imperial Brands PLC (United Kingdom)			3,972	192,442

				740,605
Trading companies and distributors (0.6%)

Ashtead Group PLC (United Kingdom)			11,004	227,898

				227,898
Transportation infrastructure (0.4%)

Aena SA (Spain)			978	154,726

				154,726
Water utilities (0.4%)

China Water Affairs Group, Ltd. (China)			228,000	150,210

				150,210
Wireless telecommunication services (1.0%)

SoftBank Corp. (Japan)			4,900	346,031

				346,031

Total common stocks (cost $31,864,322)				$34,581,210

WARRANTS (1.7%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Hangzhou Hikvision Digital Technology Co., Ltd. 144A (China)	12/18/17	$0.00	51,700	$239,303

Joyoung Co., Ltd. 144A (China)	11/20/17	0.00	55,800	148,896

Wuliangye Yibin Co., Ltd. 144A (China)	4/17/17	0.00	33,700	210,264

Total warrants (cost $485,329)				$598,463

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
	Expiration		Contract
	date/strike price		amount	Value

KOSPI 200 Index (Put)	Apr-17/$252.50		$75	$225

Total purchased options outstanding (cost $47,175)				$225

SHORT-TERM INVESTMENTS (3.7%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 1.03%(AFF)			768,559	$768,559

Putnam Short Term Investment Fund 0.87%(AFF)			567,767	567,767

Total short-term investments (cost $1,336,326)				$1,336,326

TOTAL INVESTMENTS

Total investments (cost $33,733,152)(b)				$36,516,224

FORWARD CURRENCY CONTRACTS at 3/31/17 (aggregate face value $12,699,599) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/19/17	$85,850	$67,225	$18,625
	British Pound	Sell	6/21/17	634,273	624,219	(10,054)
	Canadian Dollar	Buy	4/19/17	100,185	100,239	(54)
	Canadian Dollar	Sell	4/19/17	100,185	99,208	(977)
	Hong Kong Dollar	Buy	5/17/17	458,434	459,121	(687)
Barclays Bank PLC
	Euro	Sell	6/21/17	305,053	302,456	(2,597)
	Hong Kong Dollar	Buy	5/17/17	53,943	54,028	(85)
	Swiss Franc	Buy	6/21/17	92,575	91,750	825
Citibank, N.A.
	Australian Dollar	Buy	4/19/17	267,098	253,420	13,678
	British Pound	Sell	6/21/17	149,248	146,818	(2,430)
	Canadian Dollar	Buy	4/19/17	115,604	117,355	(1,751)
	Canadian Dollar	Sell	4/19/17	115,604	115,677	73
	Danish Krone	Buy	6/21/17	246,000	243,045	2,955
	Euro	Buy	6/21/17	108,894	107,989	905
	Japanese Yen	Buy	5/17/17	803,147	789,218	13,929
	Mexican Peso	Buy	4/19/17	24,773	22,730	2,043
Credit Suisse International
	Canadian Dollar	Sell	4/19/17	99,960	97,165	(2,795)
Goldman Sachs International
	Australian Dollar	Buy	4/19/17	437,958	415,629	22,329
	Chinese Yuan (Offshore)	Sell	5/17/17	2,073,323	2,071,154	(2,169)
	Euro	Sell	6/21/17	532,156	528,085	(4,071)
	Japanese Yen	Sell	5/17/17	255,583	250,433	(5,150)
JPMorgan Chase Bank N.A.
	British Pound	Buy	6/21/17	1,216,704	1,197,433	19,271
	Euro	Sell	6/21/17	663,000	657,333	(5,667)
	Japanese Yen	Sell	5/17/17	30,297	31,799	1,502
	New Zealand Dollar	Buy	4/19/17	67,060	69,541	(2,481)
	Norwegian Krone	Buy	6/21/17	98,854	100,451	(1,597)
	Singapore Dollar	Buy	5/17/17	277,610	275,883	1,727
	South Korean Won	Sell	5/17/17	256,936	252,221	(4,715)
	Swedish Krona	Sell	6/21/17	163,605	166,267	2,662
	Swiss Franc	Buy	6/21/17	559,862	554,499	5,363
State Street Bank and Trust Co.
	Canadian Dollar	Sell	4/19/17	349,220	348,495	(725)
	Israeli Shekel	Buy	4/19/17	276,263	278,236	(1,973)
	Swiss Franc	Buy	6/21/17	1,338,774	1,326,009	12,765
UBS AG
	Swiss Franc	Buy	6/21/17	179,232	177,557	1,675
WestPac Banking Corp.
	Canadian Dollar	Buy	4/19/17	153,663	153,151	512
	Canadian Dollar	Sell	4/19/17	153,663	153,760	97

Total						$70,958

WRITTEN OPTIONS OUTSTANDING at 3/31/17 (premiums $26,209) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

KOSPI 200 Index (Put)	Apr-17/$247.50	$75	$75

Total			$75

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through March 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $35,705,051.
(b)	The aggregate identified cost on a tax basis is $33,882,379, resulting in gross unrealized appreciation and depreciation of $4,261,876 and $1,628,031, respectively, or net unrealized appreciation of $2,633,845.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $164,733, or 0.5% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$1,419,944	$2,307,317	$2,958,702	$2,754	$768,559
	Putnam Short Term Investment Fund**	357,082	2,845,520	2,634,835	711	567,767
	Totals	$1,777,026	$5,152,837	$5,593,537	$3,465	$1,336,326
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $768,559, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $744,349.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $37,939 to cover certain derivative contracts and the settlement of certain securities.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	16.7%
	United Kingdom	15.6
	United States	10.3
	France	8.5
	Germany	7.8
	China	5.9
	Netherlands	5.9
	Ireland	4.3
	India	3.8
	Australia	3.3
	Switzerland	3.1
	Sweden	2.5
	Taiwan	2.0
	Canada	1.3
	Finland	1.2
	Russia	1.2
	Hong Kong	1.2
	Norway	1.0
	South Korea	0.8
	Peru	0.6
	Argentina	0.6
	Chile	0.5
	Brazil	0.5
	Other	1.4

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $4,502 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$4,485,661	$—	$164,733
Consumer staples	4,141,553	—	—
Energy	1,210,380	—	—
Financials	5,360,148	—	—
Health care	3,636,899	—	—
Industrials	5,216,804	—	—
Information technology	5,796,748	—	—
Materials	2,175,065	—	—
Real estate	1,043,982	—	—
Telecommunication services	944,520	—	—
Utilities	404,717	—	—
Total common stocks	34,416,477	—	164,733
Purchased options outstanding	—	225	—
Warrants	—	598,463	—
Short-term investments	567,767	768,559	—

Totals by level	$34,984,244	$1,367,247	$164,733

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$70,958	$—
Written options outstanding	—	(75)	—

Totals by level	$—	$70,883	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$120,936	$49,978
Equity contracts	598,688	75

Total	$719,624	$50,053

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$60
Written equity option contracts (contract amount)		$60
Forward currency contracts (contract amount)		$15,800,000
Warrants (number of warrants)		140,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$18,625	$825	$33,583	$—	$22,329	$30,525	$12,765	$1,675	$609	$120,936
	Purchased options#	—	—	—	225	—	—	—	—	—	225

	Total Assets	$18,625	$825	$33,583	$225	$22,329	$30,525	$12,765	$1,675	$609	$121,161

	Liabilities:
	Forward currency contracts#	11,772	2,682	4,181	2,795	11,390	14,460	2,698	—	—	49,978
	Written options#	—	—	—	75	—	—	—	—	—	75

	Total Liabilities	$11,772	$2,682	$4,181	$2,870	$11,390	$14,460	$2,698	$—	$—	$50,053

	Total Financial and Derivative Net Assets	$6,853	$(1,857)	$29,402	$(2,645)	$10,939	$16,065	$10,067	$1,675	$609	$71,108
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$6,853	$(1,857)	$29,402	$(2,645)	$10,939	$16,065	$10,067	$1,675	$609

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 26, 2017